WARRANTS (Details Narrative) - USD ($)		1 Months Ended								3 Months Ended	9 Months Ended
	Jan. 07, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Outstanding		2,491,074									2,491,074
Proceeds from Warrant Exercises							$ 1,000	$ 75,000			$ 221,030	$ 2,500
Three Investors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from Warrant Exercises					$ 100,000	$ 45,030
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Outstanding		2,491,074									2,491,074		2,388,675
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,491,074									2,491,074
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period											146,605
Warrant [Member] | $1.00 Price [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 1.00
Warrant [Member] | $5.00 Price [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													268,019
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 5.00
Warrant [Member] | Greater than $5.00 or other [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													223,055
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 5.00
Common Stock Purchase Warrants [Member] | Three Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	56,592
Issuance of Stock and Warrants for Services or Claims	$ 51,344
Common Stock Purchase Warrants [Member] | Three Investors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					5,000	2,252			24,211
Adjustments to Additional Paid in Capital, Warrant Issued		$ 15,836			$ 7,335	$ 3,394			$ 22,173
[custom:WarrantsExercisedShares]		16,000			20,000	9,006
Proceeds from Warrant Exercises					$ 100,000	$ 45,030
Common Stock Purchase Warrants [Member] | Two Investors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								9,375		3,800
Adjustments to Additional Paid in Capital, Warrant Issued			$ 7,560					$ 7,005
[custom:WarrantsExercisedShares]			9,375							15,200
Common Stock Purchase Warrants [Member] | Two Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								3,750
Adjustments to Additional Paid in Capital, Warrant Issued								$ 5,969
Common Stock Purchase Warrants [Member] | One Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							50
Adjustments to Additional Paid in Capital, Warrant Issued							$ 78
Common Stock Purchase Warrants [Member] | Four Investors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued				$ 27,159
[custom:WarrantsExercisedShares]				20,000